Short-Term Loans and Long-Term Debt	12 Months Ended
Dec. 31, 2013
Short-Term Loans and Long-Term Debt
8.	Short-Term Loans and Long-Term Debt

Short-term loans consisting of bank borrowings at December 31, 2013 and 2012 were ¥54 million and ¥319 million, respectively. The weighted average interest rates on short-term loans outstanding at December 31, 2013 and 2012 were 3.75% and 4.00%, respectively.

Long-term debt consisted of the following:

	December 31
	2013	2012
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2024; bearing weighted average interest of 1.15% and 1.94% at December 31, 2013 and 2012, respectively	¥211	¥132
Capital lease obligations	2,482	3,532

	2,693	3,664
Less current portion	(1,245)	(1,547)

	¥1,448	¥2,117

The aggregate annual maturities of long-term debt outstanding at December 31, 2013 were as follows:

(Millions of yen)
Year ending December 31:
2014	¥1,245
2015	880
2016	319
2017	171
2018	48
Thereafter	30

¥2,693

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.